Cover	6 Months Ended
Jun. 30, 2022
Entity Information [Line Items]
Document Type	6-K/A
Entity File Number	001-40488
Entity Registrant Name	MOLECULAR PARTNERS AG
Entity Address, Address Line One	Wagistrasse 14
Entity Address, Postal Zip Code	8952
Entity Address, City or Town	Zürich-Schlieren
Entity Address, Country	CH
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to the Report on Form 6-K originally filed with the U.S. Securities and Exchange on August 25, 2022 (the “Original 6-K”) is being filed solely to provide the Company’s Condensed Consolidated Interim Financial Statements (unaudited) as of and for the six month period ended June 30, 2022 formatted in Inline eXtensible Business Reporting Language (“iXBRL”), in accordance with Rule 405 of Regulation S-T and paragraph C.(6) of the General Instructions to Form 6-K, attached hereto as Exhibit 99.1. Such Condensed Consolidated Interim Financial Statements (unaudited) were previously filed without iXBRL as Exhibit 99.2 to the Original 6-K.Except as described above, this Amendment No. 1 speaks as of the original filing date of the Original 6-K and does not amend, update or restate any information set forth in the Original 6-K or reflect any events that occurred subsequent to the original filing date of the Original 6-K.The information contained in this Amendment No. 1, including Exhibits 99.1 and 101, is hereby incorporated by reference into the Company’s Registration Statement on Form F-3 (File No. 333- 265960).
Document Fiscal Year Focus	2022
Amendment Flag	true
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001745114
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--12-31